Equity Activity - Reclassifications and Taxes (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		$ 27,842	$ 25,865	$ 24,314
SG&A expense		18,609	18,745	20,561
Other (income) and expense (Note A)		5,803	873	802
Interest expense		1,216	1,155	1,288
Provision for/(benefit from) income taxes (Note H)		(626)	124	(1,360)
Net (income) loss		(1,639)	(5,743)	(5,590)
Other comprehensive income/(loss)		6,494	4,839	(740)
Pre-tax pension settlement charge	$ 5,900	5,894
Pension settlement charge, net of tax	$ 4,400	4,400
Services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		21,062	19,147	17,689
Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		6,374	6,184	6,048
Financing.
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		406	534	577
Cost of services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		21,062	19,147	17,689
Cost of sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		6,374	6,184	6,048
Cost of financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		406	534	577
Accumulated Other Comprehensive Income/(Loss)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount		1,007	2,608	(2,638)
Reclassification/amortization, Net of Tax Amount		5,487	2,231	1,898
Other comprehensive income/(loss), Before Tax Amount		8,936	6,542	(1,206)
Other comprehensive income/(loss), Tax (Expense)/Benefit		(2,442)	(1,703)	466
Other comprehensive income/(loss)		6,494	4,839	(740)
Pre-tax pension settlement charge		5,900
Pension settlement charge, net of tax		4,400
Foreign Currency Translation Adjustments
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount		(229)	573	(965)
Other comprehensive income/(loss), Before Tax Amount		176	987	(1,500)
Other comprehensive income/(loss), Tax (Expense)/Benefit		(406)	(414)	535
Other comprehensive income/(loss)		(229)	573	(965)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount		(1)	0	(1)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit		0	0	0
Unrealized gains/(losses) arising during the period, Net of Tax Amount		(1)	0	0
Other comprehensive income/(loss), Before Tax Amount		(1)	0	(1)
Other comprehensive income/(loss), Tax (Expense)/Benefit		0	0	0
Other comprehensive income/(loss)		(1)	0	0
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount		241	344	(349)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit		(64)	(89)	89
Unrealized gains/(losses) arising during the period, Net of Tax Amount		178	256	(261)
Reclassification/amortization, Net of Tax Amount		(295)	183	(16)
Other comprehensive income/(loss), Before Tax Amount		(158)	587	(370)
Other comprehensive income/(loss), Tax (Expense)/Benefit		41	(149)	94
Other comprehensive income/(loss)		(117)	438	(277)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications
Reclassifications and Taxes Related to Items of Other Comprehensive Income
SG&A expense		(38)	24	0
Other (income) and expense (Note A)		(349)	157	(101)
Interest expense		86	65	78
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		(24)	(43)	(23)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		(99)	16	(2)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Financing.
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost		24	22	27
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note H)		6	11	6
Net (income) loss		(18)	(32)	(18)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note H)		28	(3)	1
Net (income) loss		(70)	13	(2)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note H)		(6)	(6)	(7)
Net (income) loss		18	17	20
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | SG&A expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note H)		11	(6)	0
Net (income) loss		(28)	19	0
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Other (income) and expenses
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note H)		88	(40)	25
Net (income) loss		(261)	118	(75)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Interest expense.
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note H)		(22)	(16)	(20)
Net (income) loss		64	49	58
Net Change Retirement-Related Benefit Plans
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount		1,059	1,780	(1,412)
Reclassification/amortization, Net of Tax Amount		5,782	2,049	1,914
Other comprehensive income/(loss), Before Tax Amount		8,919	4,969	664
Other comprehensive income/(loss), Tax (Expense)/Benefit		(2,078)	(1,140)	(163)
Other comprehensive income/(loss)		6,841	3,828	501
Retirement-Related Benefit Plans, Prior Service Costs/(Credits)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount		463	(51)	(37)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit		(99)	(1)	7
Unrealized gains/(losses) arising during the period, Net of Tax Amount		364	(52)	(29)
Reclassification/amortization, Before Tax Amount		12	9	13
Reclassification/amortization, Tax (Expense)/Benefit		(3)	0	(1)
Reclassification/amortization, Net of Tax Amount		9	9	12
Retirement-Related Benefit Plans, Net Gains/(Losses)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount		878	2,433	(1,678)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit		(183)	(601)	295
Unrealized gains/(losses) arising during the period, Net of Tax Amount		695	1,832	(1,383)
Reclassification/amortization, Before Tax Amount		1,596	2,484	2,314
Reclassification/amortization, Tax (Expense)/Benefit		(304)	(528)	(451)
Reclassification/amortization, Net of Tax Amount		1,293	1,956	1,863
Retirement-Related Benefit Plans, Curtailments and Settlements
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount		5,970	94	52
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit		(1,490)	(11)	(14)
Unrealized gains/(losses) arising during the period, Net of Tax Amount		$ 4,480	$ 83	$ 38